Employee Benefit Plan, Reconciliation of Notes Receivable from Participants per Financial Statements to Form 5500 (Details) - EBP 001 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Notes receivable from participants	$ 23,419,137	$ 23,400,089
EBP, Reconciliation to Form 5500, Note Receivable, Deemed Distribution	(958,502)	(545,848)
EBP, Form 5500 Caption, Participant Loans, Total	$ 22,460,635	$ 22,854,241